U.S. Securities and Exchange Commission
Division of Corporation Finance
Assistant Director Office No. 1

April 9, 2009

RE:  Ted Karkus/The Quigley Corporation / Contested Proxy

To Whom It May Concern:

Reed Smith LLP represents Ted Karkus, the Nominating Shareholder listed in the attached preliminary proxy statement filed by a party other than the registrant (filed as a PREN14A).  During your review of the preliminary proxy statement, please feel free to contact me with any questions or comments or to request additional information.  My telephone number is 212-549-0393 and my fax is 212-521-5450.

I look forward to working with you.

Sincerely,

/s/ Aron Izower

Aron Izower
Reed Smith LLP
aizower@reedsmith.com